                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:             811-879

Exact name of registrant as specified
in charter:                                     Hallmark Investment Series Trust

Address of principal executive offices:         1250 Broadway
                                                New York, NY 10001-3701

Name and address of agent for service:          Amy W. Bizar
                                                1250 Broadway
                                                New York, NY 10001-3701

Registrant's telephone number, including
area code:                                      212-401-5500

Date of fiscal year end:                        June 30

Date of reporting period:                       December 31, 2004

ITEM 1. SEMI-ANNUAL REPORTS TO SHAREHOLDERS

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE

SEMI-ANNUAL REPORT

HALLMARK INVESTMENT SERIES TRUST

HALLMARK FIRST MUTUAL FUND

HALLMARK TOTAL RETURN BOND FUND

HALLMARK CONVERTIBLE SECURITIES FUND


DECEMBER 31, 2004

             HALLMARK INVESTMENT SERIES--HALLMARK FIRST MUTUAL FUND

             SCHEDULE OF INVESTMENTS--DECEMBER 31, 2004 (UNAUDITED)

                                                                                     VALUE
     SHARES                                                                         (NOTE 1)
---------------                                                                  ---------------
                  COMMON STOCKS--95.6%
                  CONSUMER DISCRETIONARY--21.7%
         21,500   Bed Bath & Beyond, Inc.*                                       $       856,345
         12,000   eBay, Inc.*                                                          1,395,360
        125,000   Sirius Satellite Radio, Inc.                                           952,500
         40,750   Time Warner, Inc.*                                                     792,180
         33,000   XM Statellite Radio, Inc. *                                          1,241,460
                                                                                 ---------------
                                                                                       5,237,845
                                                                                 ---------------
                  ENERGY--10.4%
         22,500   BJ Services Co.                                                      1,047,150
          7,900   Conocophilips                                                          685,957
         20,000   Devon Energy Corp.                                                     778,400
                                                                                 ---------------
                                                                                       2,511,507
                                                                                 ---------------
                  FINANCIAL--8.3%
         30,000   Allied Capital Corp.                                                   775,200
         19,500   Wells Fargo & Co.                                                    1,211,925
                                                                                 ---------------
                                                                                       1,987,125
                                                                                 ---------------
                  HEALTHCARE--13.0%
          8,000   Amgen, Inc.*                                                           513,200
         20,825   Johnson & Johnson, Inc.                                              1,320,722
         17,350   Techne Corp.*                                                          674,915
          7,800   Zimmer Holdings, Inc.*                                                 624,936
                                                                                 ---------------
                                                                                       3,133,773
                                                                                 ---------------
                  INDUSTRIALS--14.3%
         27,100   General Electric Co.                                                   989,150
         20,000   Headwaters, Inc.*                                                      570,000
         25,360   Tyco International Ltd.                                                906,366
         11,500   United Parcel Service, Inc. Class B                                    982,790
                                                                                 ---------------
                                                                                       3,448,306
                                                                                 ---------------
                  INFORMATION TECHNOLOGY--27.9%
         21,500   Electronic Arts, Inc.*                                               1,326,120
          8,500   Lexmark International, Inc.*                                           722,500
        175,000   Lucent Technologies, Inc.*                                             658,000
         40,000   Microsoft Corp.                                                      1,068,400
         25,500   Paychex, Inc.                                                          869,040
         16,200   QUALCOMM, Inc.                                                         686,880
         41,500   VeriSign, Inc.*                                                      1,391,080
                                                                                 ---------------
                                                                                       6,722,020
                                                                                 ---------------

                  TOTAL INVESTMENTS (COST $17,574,007)                    95.6%       23,040,576
                  OTHER ASSETS, LESS LIABILITIES                           4.4         1,059,979
                                                                         -----   ---------------
                  NET ASSETS                                             100.0%  $    24,100,555
                                                                         =====   ===============

----------
Value of investments are shown as a percentage of net assets.

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK INVESTMENT SERIES--HALLMARK FIRST MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

ASSETS:
  Investments in securities, at value
    (cost $17,574,007)                                         $    23,040,576
  Cash                                                               1,080,689
  Dividends receivable                                                  18,589
                                                               ---------------
    Total Assets                                                    24,139,854
                                                               ---------------

LIABILITIES:
  Accrued expenses                                                      39,299
                                                               ---------------
    Total Liabilities                                                   39,299
                                                               ---------------
NET ASSETS (Notes 1 & 5)                                       $    24,100,555
                                                               ===============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001 per share)           $         2,357
  Paid-in capital                                                   24,765,166
  Undistributed net investment income                                   50,113
  Accumulated net realized loss on investments                      (6,183,650)
  Net unrealized appreciation on investments                         5,466,569
                                                               ---------------
NET ASSETS                                                     $    24,100,555
                                                               ===============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share)
  Class R ($1,062/104 shares)                                  $         10.21
                                                               ===============
  Class I ($24,099,493/2,357,100 shares)                       $         10.22
                                                               ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                    $       237,346
  Interest                                                               8,312
  Other Income                                                           8,418
                                                               ---------------
    Total Investment Income                                            254,076
                                                               ---------------

EXPENSES (Note 3):
  Comprehensive management fee:
    Class R                                                                  3
    Class I                                                             59,679
  Advisory fees                                                         43,047
  Transfer agent fees                                                   39,366
  Legal expenses                                                        12,440
  Adminstrator expense                                                  11,481
  Distribution expense                                                   7,175
  Bookkeeping and pricing                                                6,735
  Reports to shareholders                                                6,441
  Trustees' fees and expenses                                            5,656
  Independent accountants                                                3,700
  Other                                                                  8,240
                                                               ---------------
    Net Expenses                                                       203,963
                                                               ---------------
    Net Investment Income                                               50,113
                                                               ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 1):
  Net realized loss on investments                                    (993,824)
  Net change in unrealized appreciation of investments               2,403,510
                                                               ---------------
  Net realized and unrealized gain on investments                    1,409,686
                                                               ---------------
  Net Increase in Net Assets Resulting from Operations         $     1,459,799
                                                               ===============

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 AND YEAR ENDED JUNE 30, 2004
                                   (UNAUDITED)

                                                                 DECEMBER 31,       JUNE 30,
                                                                    2004              2004
                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                 $        50,113   $      (253,971)
  Net realized gain (loss) from investment transactions               (993,824)        3,262,503
  Capital gain distributions from regulated investment
    companies                                                               --            34,383
  Net change in unrealized appreciation on investments               2,403,510           886,635
                                                               ---------------   ---------------
  Net increase in net assets resulting from operations               1,459,799         3,929,550
                                                               ---------------   ---------------

CAPITAL SHARES TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                         160,236         1,144,831
  Cost of shares redeemed                                           (4,045,653)       (3,266,206)
                                                               ---------------   ---------------
  Net decrease in net assets resulting from capital
    share transactions                                              (3,885,417)       (2,121,375)
                                                               ---------------   ---------------
  Net increase (decrease) in net assets                             (2,425,618)        1,808,175

NET ASSETS:
  Beginning of period                                               26,526,173        24,717,998
                                                               ---------------   ---------------
  End of period (including undistributed net investment
    income of $50,113 and $0, respectively)                    $    24,100,555   $    26,526,173
                                                               ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

           HALLMARK INVESTMENT SERIES--HALLMARK TOTAL RETURN BOND FUND

             SCHEDULE OF INVESTMENTS--DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                         VALUE
   AMOUNT                                                                                          (NOTE 1)
---------------                                                                                 ---------------
                  FIXED INCOME SECURITIES--96.9%
                  U.S. GOVERNMENT TREASURY OBLIGATIONS--8.2%
                  U.S. TREASURY NOTES--8.2%
        750,000   3.500%, 11/15/06                                                              $       756,563
        750,000   5.500%, 02/15/08                                                                      799,395
        500,000   4.250%, 08/15/13                                                                      504,102
                                                                                                ---------------
                  TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (COST $2,013,530)                        2,060,060
                                                                                                ---------------

                  U.S. GOVERNMENT AGENCY OBLIGATIONS--2.0%
        500,000   3.250%, 02/25/08                                                                      496,837
                                                                                                ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $406,698)                              496,837
                                                                                                ---------------

                  CORPORATE BONDS--10.6%
        400,000   Bear Stearns & Co., 3.000%, 03/30/06                                                  399,294
        250,000   DaimlerChrysler NA Holdings, 7.750%, 06/15/05                                         255,350
        250,000   Hydro-Quebec, 6.720%, 03/16/05                                                        252,009
        250,000   Pacific Bell, 6.625%, 11/01/09                                                        275,830
        250,000   Salomon Smith Barney Holdings, Inc., 7.125%, 10/01/06                                 266,230
        650,000   Sears Roebuck Acceptance Corp., 6.250%, 05/01/09                                      673,884
        500,000   Time Warner Cos., Inc., 8.180%, 08/15/07                                              555,617
                                                                                                ---------------
                  TOTAL CORPORATE BONDS (COST $2,596,487)                                             2,678,214
                                                                                                ---------------

                  MORTGAGE-BACKED SECURITIES--76.1%
         33,462   6.500%, 10/01/11, Gold Pool #E65534                                                    35,481
         42,108   10.500%, 12/01/20, Gold Pool #A01632                                                   47,123
          7,674   7.000%, 07/01/26, Gold Pool #D72664                                                     8,170
          8,363   7.000%, 10/01/26, Gold Pool #C80442                                                     8,903
        127,761   6.000%, 07/01/28, Gold Pool #G00943                                                   132,473
         47,637   6.000%, 05/01/13, Pool #421151                                                         50,050
          8,086   11.000%, 11/01/13, Pool #523853                                                         8,973
         77,287   5.500%, 01/01/14, Pool #479939                                                         80,118
         91,887   6.000%, 04/01/14, Pool #483994                                                         96,487
         46,428   6.500%, 02/01/16, Pool #572134                                                         49,256
        398,806   5.500%, 11/01/16, Pool #614506                                                        412,948
            358   7.500%, 04/01/17, Pool #41474                                                             385
          3,461   7.500%, 07/01/17, Pool #141248                                                          3,725
         82,854   9.500%, 12/15/20, Pool #100285                                                         94,938
         67,730   6.500%, 10/15/27, Pool #407955                                                         71,503
         36,416   6.500%, 03/01/28, Pool #251568                                                         38,278
         99,489   6.500%, 08/15/28, Pool #458485                                                        104,959
        259,528   6.500%, 10/15/28, Pool #457825                                                        273,798
        102,396   6.500%, 04/01/29, Pool #252342                                                        107,593
         75,582   7.000%, 08/15/29, Pool #506810                                                         80,422
         93,561   7.000%, 03/01/30, Pool #533853                                                         99,243
          3,511   7.500%, 06/01/30, Pool #538687                                                          3,763
        500,000   3.500%, 03/25/11, Series #2004-1 HA                                                   501,077

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                         VALUE
   AMOUNT                                                                                          (NOTE 1)
---------------                                                                                 ---------------
                  FIXED INCOME SECURITIES (CONTINUED)
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
        246,457   4.000%, 02/15/17, Series #2581 HX                                             $       246,862
        680,081   4.000%, 11/15/17, Series #2601 GA                                                     678,311
        541,428   4.000%, 02/15/18, Series #2645 BC                                                     537,226
         93,736   5.000%, 05/25/18, Series #2003-36 NM                                                   94,833
        500,000   4.500%, 04/15/20, Series #2676 JU                                                     501,268
        750,000   5.000%, 07/25/20, Series #2003-120 DB                                                 769,226
      1,381,506   4.000%, 03/20/23, Series #2003-86 AH                                                1,379,655
      1,000,000   4.000%, 03/15/26, Series #2589 GH                                                     993,643
      1,000,000   5.500%, 03/25/26, Series #2002-85 PB                                                1,029,096
        398,758   5.000%, 02/15/27, Series #2812 EH                                                     404,434
        131,296   3.870%, 12/15/28, Series #2527 LT                                                     131,417
        320,966   4.000%, 01/20/29, Series #2003-11 QJ                                                  320,754
        650,000   3.750%, 02/15/30, Series #2591 PN                                                     624,475
        180,804   5.000%, 02/15/31, Series #2517 BK                                                     181,691
        725,000   6.000%, 05/25/31, Series #2002-58 PE                                                  748,063
        321,796   3.250%, 04/15/32, Series #2647 A                                                      309,990
        608,206   4.000%, 05/16/32, Series #2003-83 AB                                                  604,493
        747,662   Bear Stearns & Co. Alt-A Trust, 5.213%, 01/25/34*                                     738,885
        750,441   Chase Funding Mortgage Loan Asset-Backed, 8.449%, 02/25/30                            773,981
        547,205   Countrywide Asset-Backed Certificates, 6.730%, 03/25/29                               565,570
        483,842   Countrywide Home Loans, Inc., 4.500%, 05/25/34                                        484,144
        600,000   Countrywide Home Loans, Inc., 5.250%, 07/25/33                                        609,488
      1,500,000   New Century Home Equity Loan Trust, 4.760%, 11/25/33                                1,524,261
        613,230   Residential Accredit Loans, Inc., 4.250%, 05/25/33                                    607,633
      1,000,000   Residential Asset Mortgage Products, Inc., 6.550%, 11/25/31                         1,000,077
         79,082   Structured Asset Securities Corp., 4.220%, 10/25/33                                    79,093
        500,000   Structured Asset Securities Corp., 4.910%, 08/25/34                                   502,219
        407,701   Wells Fargo Mortgage Backed Securities Trust, 5.500%, 06/25/33                        415,545
                                                                                                ---------------
                  TOTAL MORTGAGE-BACKED SECURITES (COST $19,318,615)                                 19,165,999
                                                                                                ---------------

                  TOTAL INVESTMENTS (COST $24,335,330)                                   96.9%       24,401,110
                  OTHER ASSETS, LESS LIABILITIES                                          3.1           793,429
                                                                                        -----   ---------------
                  NET ASSETS                                                            100.0%  $    25,194,539
                                                                                        =====   ===============

----------
Value of investments are shown as a percentage of net assets.

* Variable rate security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

           HALLMARK INVESTMENT SERIES--HALLMARK TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

ASSETS:
  Investments in securities, at value
    (cost $24,335,330)                                         $    24,401,110
  Cash                                                                 697,362
  Interest receivable                                                  105,357
                                                               ---------------
    Total Assets                                                    25,203,829
                                                               ---------------
LIABILITIES:
  Accrued expenses                                                       9,290
                                                               ---------------
    Total Liabilities                                                    9,290
                                                               ---------------
NET ASSETS (Notes 1 & 5)                                       $    25,194,539
                                                               ===============
COMPOSITION OF NET ASSETS:
  Capital Shares                                               $         2,521
  Paid-in capital                                                   25,371,594
  Undistributed net investment income                                    2,232
  Accumulated net realized loss on investments                        (247,588)
  Net unrealized appreciation on investments                            65,780
                                                               ---------------
NET ASSETS                                                     $    25,194,539
                                                               ===============
NET ASSET VALUE PER SHARE
  (offering and redemption price per share)
  Class R ($997/99 shares)                                     $         10.07
                                                               ===============
  Class I ($25,193,542/2,521,044 shares)                       $          9.99
                                                               ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Interest                                                     $       586,864
                                                               ---------------
EXPENSES (Note 3):
  Comprehensive management fee:
    Class R                                                                  2
    Class I                                                             65,946
  Advisory fees                                                         29,546
  Legal expenses                                                         9,556
  Adminstrator expense                                                   9,027
  Transfer agent fees                                                    8,954
  Bookkeeping and pricing                                                7,449
  Trustees' fees and expenses                                            7,019
  Independent accountants                                                2,540
  Custodian fees                                                         1,937
  Insurance expense                                                      1,697
  Registration expense                                                   1,657
  Reports to shareholders                                                1,640
  Other                                                                  5,596
                                                               ---------------
    Total expenses before waiver                                       152,566
  Less: expenses waived (Note 3)                                       (20,961)
                                                               ---------------
    Net Expenses                                                       131,605
                                                               ---------------
    Net Investment Income                                              455,259
                                                               ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 1):
  Net realized loss on investments                                     (17,060)
  Net change in unrealized appreciation (depreciation)
    of investments                                                      79,695
                                                               ---------------
  Net realized and unrealized gain on investments                       62,635
                                                               ---------------
  Net Increase in Net Assets Resulting from Operations         $       517,894
                                                               ===============

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 AND YEAR ENDED JUNE 30, 2004
                                   (UNAUDITED)

                                                                 DECEMBER 31,       JUNE 30,
                                                                    2004              2004
                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                        $       455,259   $       842,594
  Net realized gain (loss) from investment transactions                (17,060)           44,113
  Net change in unrealized appreciation (depreciation)
    on investments                                                      79,695          (956,594)
                                                               ---------------   ---------------
  Net increase (decrease) in net assets resulting from
    operations                                                         517,894           (69,887)
                                                               ---------------   ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
   Class R                                                                  --                --
   Class I                                                            (455,675)         (898,155)
  Net realized gain on investments
   Class R                                                                  --                --
   Class I                                                                  --          (234,577)
                                                               ---------------   ---------------
  Total dividends to shareholders                                     (455,675)       (1,132,732)
                                                               ---------------   ---------------
CAPITAL SHARES TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                         121,065        10,203,714
  Reinvestment of dividends                                            406,028         1,028,984
  Cost of shares redeemed                                           (1,530,460)       (4,895,388)
                                                               ---------------   ---------------
  Net decrease in net assets resulting from capital
    share transactions                                              (1,003,367)        6,337,310
                                                               ---------------   ---------------
  Net increase (decrease) in net assets                               (941,148)        5,134,691
NET ASSETS:
  Beginning of period                                               26,135,687        21,000,996
                                                               ---------------   ---------------
  End of period (including undistributed net investment
    income of $2,232 and $2,648, respectively)                 $    25,194,539   $    26,135,687
                                                               ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

        HALLMARK INVESTMENT SERIES--HALLMARK CONVERTIBLE SECURITIES FUND

             SCHEDULE OF INVESTMENTS--DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                         VALUE
   AMOUNT                                                                                          (NOTE 1)
---------------                                                                                 ---------------
                  CONVERTIBLE BONDS--69.5%
                  CONSUMER DISCRETIONARY--12.3%
         85,000   Best Buy Company, Inc., 2.250%, 01/15/22                                      $        92,119
         90,000   Carnival Corporation, 2.000%, 04/15/21                                                135,787
         70,000   Collegiate Pacific Inc. 144A, 5.750%, 12/01/09                                         79,275
        165,000   Dick's Sporting Goods, Inc., 1.6061%, 02/18/24 (a)                                    126,431
         80,000   Four Seasons Hotel, Inc., 1.875%, 07/30/24                                            102,300
         15,000   Gap, Inc., 5.750%, 03/15/09                                                            19,894
         55,000   Gap, Inc. 144A, 5.750%, 03/15/09                                                       72,944
         55,000   Hilton Hotels Corporation, 3.375%, 04/15/23                                            65,794
        120,000   International Game Technology, 0.000%, 01/29/33                                        91,650
        180,000   Lear Corporation, 0.000%, 02/20/22                                                     92,925
        120,000   Lowe's Companies, Inc., 0.861%, 10/19/21 (a)                                          126,300
        130,000   Royal Caribbean Cruises Ltd., 0.000%, 05/18/21                                        112,125
         25,000   Scientific Games Corporation 144A, 0.750%, 12/01/24                                    26,031
         70,000   Six Flags, Inc., 4.500%, 05/15/15                                                      78,750
        135,000   Starwood Hotels & Resorts Worldwide, Inc., 3.500%, 05/16/23                           167,400
        150,000   TJX Companies, 0.000%, 02/13/21                                                       131,625
                                                                                                ---------------
                                                                                                      1,521,350
                                                                                                ---------------

                  ENERGY--6.0%
        135,000   BJ Services Company, 0.3954%, 04/24/22                                                112,050
        100,000   Centerpoint Energy Inc., 3.750%, 05/15/23                                             114,375
        125,000   Diamond Offshore Drilling, Inc., 1.500%, 04/15/31                                     132,500
        100,000   Halliburton Company, 3.125%, 07/15/23                                                 123,000
         90,000   McMoRan Exploration Company 144A, 6.000%, 07/02/08                                    136,012
        110,000   Schlumberger Limited, 2.125%, 06/01/23                                                118,800
                                                                                                ---------------
                                                                                                        736,737
                                                                                                ---------------

                  FINANCIAL--1.0%
         90,000   Gatx Corporation, 5.000%, 08/15/23                                                    124,875
                                                                                                ---------------

                  HEALTHCARE--12.8%
         30,000   Abgenix, Inc. 144A, 1.75%, 12/15/11                                                    32,438
         85,000   Advanced Medical Optics, Inc., 2.500%, 07/15/24                                        92,438
        140,000   Allergan, Inc., 0.000%, 11/06/22                                                      136,850
         40,000   Celgene Corporation, 1.750%, 06/01/08                                                  51,550
        100,000   Community Health Systems, Inc., 4.250%, 10/15/08                                      103,875
        110,000   Fisher Scientific International, Inc. 144A, 3.250%, 03/01/24                          123,337
        105,000   Genzyme Corporation 144A, 1.250%, 12/01/23                                            111,300
        120,000   Health Management Associates, Inc., 0.000%, 01/28/22                                  105,900
        125,000   Icos Corporation, 2.000%, 07/01/23                                                    106,719
         95,000   Ivax Corporation 144A, 1.500%, 03/01/24                                                91,913
         30,000   LabOne, Inc. 144A, 3.500%, 06/15/34                                                    32,888
         80,000   Ligand Pharmaceuticals, Inc., 6.000%, 11/16/07                                        159,200
         65,000   OSI Phamaceuticals, Inc., 3.250%, 09/08/23                                            111,556
        170,000   Roche Holdings, Inc., 0.000%, 07/25/21                                                109,777
        105,000   Sepracor, Inc. 144A, 0.000%, 10/15/24                                                 112,088
        100,000   Watson Pharmaceuticals, Inc., 1.750%, 03/15/23                                        103,000
                                                                                                ---------------
                                                                                                      1,584,829
                                                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                         VALUE
   AMOUNT                                                                                          (NOTE 1)
---------------                                                                                 ---------------
                  CONVERTIBLE BONDS (CONTINUED)
                  INDUSTRIALS--8.0%
         60,000   AAR Corporation 144A, 2.875%, 02/01/24                                        $        57,825
        130,000   Actuant Corporation 144A, 2.000%, 11/15/23                                            189,313
        150,000   Alliant Techsystems, Inc., 2.750%, 02/15/24                                           158,812
         20,000   Bearingpoint, Inc. 144A, 2.500%, 12/15/24                                              21,025
         20,000   Bearingpoint, Inc. 144A, 2.750%, 12/15/24                                              21,100
        115,000   Leucadia National Corporation 144A, 3.750%, 04/15/14                                  142,169
        325,000   Roper Industries, Inc., 1.4813%, 01/15/34 (a)                                         153,969
         60,000   Tyco International Group SA 144A, 2.750%, 01/15/18                                     95,100
         55,000   Tyco International Group SA 144A, 3.125%, 01/15/23                                     92,400
         40,000   United Industrial Corporation 144A, 3.750%, 09/15/24                                   48,250
                                                                                                ---------------
                                                                                                        979,963
                                                                                                ---------------

                  MATERIALS--4.1%
         75,000   Freeport-McMoran Copper & Gold, Inc., 7.000%, 02/11/11                                112,500
         95,000   Inco, Limited, 1.000%, 03/14/23                                                       124,212
         60,000   Millenium Chemicals, Inc., 4.000%, 11/15/23                                           137,625
        110,000   Placer Dome, Inc. 144A, 2.750%, 10/15/23                                              134,888
                                                                                                ---------------
                                                                                                        509,225
                                                                                                ---------------

                  MEDIA--5.0%
         45,000   Charter Communications, Inc. 144A, 5.875%, 11/16/09                                    50,681
         65,000   Interpublic Group of Companies, Inc., 4.500%, 03/15/23                                 85,150
        100,000   Lamar Advertising Company, 2.875%, 12/31/10                                           110,375
        115,000   Liberty Media Corporation, 0.750%, 03/30/23                                           138,431
         90,000   Lions Gate Entertainment Corporation 144A, 2.9375%, 10/15/24                          106,650
        115,000   Walt Disney Company, 2.125%, 04/15/23                                                 127,938
                                                                                                ---------------
                                                                                                        619,225
                                                                                                ---------------

                  TECHNOLOGY--16.0%
        100,000   Acxiom Corporation 144A, 3.750%, 02/15/09                                             145,375
         20,000   Advanced Micro Devices, Inc., 4.500%, 12/01/07                                         61,400
        100,000   Artesyn Technologies, Inc. 144A, 5.500%, 08/15/10                                     170,000
         30,000   ASM International NV 144A, 4.250%, 12/06/11                                            31,613
         75,000   ASML Holding NV, 5.750%, 10/15/06                                                      84,937
         75,000   Comverse Technology, Inc. 144A, 0.000%, 05/15/23                                      110,250
         50,000   Corning, Inc., 3.500%, 11/01/08                                                        60,687
        115,000   Digital River, Inc. 144A, 1.250%, 01/01/24                                            135,413
        125,000   Flextronics International Ltd. 144A, 1.000%, 08/01/10                                 143,437
        140,000   Liberty Media Corporation, 3.500%, 01/15/31                                           132,125
         75,000   Lucent Technologies, Inc., 2.750%, 06/15/23                                           103,219
         50,000   Mercury Computer Systems, Inc. 144A, 2.000%, 05/01/24                                  59,250
         70,000   Novell, Inc. 144A, 0.500%, 07/15/24                                                    66,587
        135,000   Openwave Systems Inc., 2.750%, 09/09/08                                               150,019
         15,000   Powerwave Technologies, Inc. 1.250%, 07/15/08                                          15,938
         65,000   Powerwave Technologies, Inc. 144A 1.875%, 11/15/24                                     66,544
         80,000   Red Hat, Inc. 144A, 0.500%, 01/15/24                                                   73,400
         65,000   Shanda Interactive Entertainment Ltd. 144A, 0.000%, 10/15/24                           81,981
        125,000   Skyworks Solutions, Inc., 4.750%, 11/15/07                                            152,813
         45,000   Vishay Intertechnology, Inc. 144A, 3.625%, 08/01/23                                    50,456

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                         VALUE
   AMOUNT                                                                                          (NOTE 1)
---------------                                                                                 ---------------
                  CONVERTIBLE BONDS (CONTINUED)
                  TECHNOLOGY (CONTINUED)
         40,000   Yahoo!, Inc., 0.000%, 04/01/08                                                $        76,150
                                                                                                ---------------
                                                                                                      1,971,594
                                                                                                ---------------

                  TELECOMMUNICATIONS--1.4%
         50,000   NII Holdings, Inc. 144A, 3.500%, 09/15/33                                              96,500
         70,000   NII Holdings, Inc. 144A, 2.875%, 02/01/34                                              80,675
                                                                                                ---------------
                                                                                                        177,175
                                                                                                ---------------

                  TRANSPORTATION--1.3%
         95,000   Yellow Roadway Corporation 144A, 5.000%, 08/08/23                                     163,281
                                                                                                ---------------
                  UTILITIES--1.6%
        115,000   Duke Energy Corporation, 1.750%, 05/15/23                                             129,088
         25,000   PG&E Corporation, 9.500%, 06/30/10                                                     66,688
                                                                                                ---------------
                                                                                                        195,776
                                                                                                ---------------

                  TOTAL CONVERTIBLE BONDS (COST $7,569,890)                                           8,584,030
                                                                                                ---------------
    SHARES
---------------
                  CONVERTIBLE PREFERRED STOCKS--14.7%
                  CONSUMER DISCRETIONARY--1.9%
          4,550   Albertsons, Inc., 7.250%                                                              115,570
          4,550   General Motors Corporation Class C, 6.250%                                            121,303
                                                                                                ---------------
                                                                                                        236,873
                                                                                                ---------------

                  CONSUMER STAPLES--1.3%
          4,275   Constellation Brands, Inc. Class A, 5.750%                                            160,825
                                                                                                ---------------

                  ENERGY--2.1%
          1,600   Amerada Hess Corporation, 7.000%                                                      118,320
          3,825   Oneok, Inc., 8.500%                                                                   136,552
                                                                                                ---------------
                                                                                                        254,872
                                                                                                ---------------

                  FINANCIAL--4.8%
              1   Fannie Mae, 5.375%                                                                    105,001
          4,600   Genworth Financial, Inc., 6.000%                                                      149,086
          3,050   Sovereign Bancorp, Inc., 4.375%                                                       148,687
          2,750   Travelers Property Casualty Corporation, 4.500%                                        63,332
          3,600   UnumProvident Corporation, 8.250%                                                     129,852
                                                                                                ---------------
                                                                                                        595,958
                                                                                                ---------------

                  MATERIALS--1.1%
          2,500   Temple-Inland, Inc., 7.500%                                                           140,750
                                                                                                ---------------

                  MEDIA--0.5%
          1,175   Interpublic Group of Companies, Inc. Class A, 5.375%                                   57,575
                                                                                                ---------------

                  TECHNOLOGY--1.7%
          1,075   General Cable Corporation, 5.750%                                                      85,059
            105   Lucent Technologies Capital Trust I, Inc., 7.750%                                     124,379
                                                                                                ---------------
                                                                                                        209,438
                                                                                                ---------------
                  TELECOMMUNICATIONS--0.9%
            175   Nextel Communications, Inc., 0.000%                                                   106,159
                                                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                    VALUE
    SHARES                                                                                         (NOTE 1)
---------------                                                                                 ---------------
                  CONVERTIBLE PREFERRED STOCKS (CONTINUED)
                  UTILITIES--0.4%
          1,400   Aquila, Inc., 6.750%                                                          $        48,510
                                                                                                ---------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,645,743)                                1,810,960
                                                                                                ---------------
                  COMMON STOCKS--12.0%
                  CONSUMER DISCRETIONARY--0.3%
            665   Las Vegas Sands Corporation*                                                           31,920
                                                                                                ---------------
                  ENERGY--1.7%
          3,280   Bill Barrett Corporation*                                                             104,927
         11,520   Warren Resources, Inc.*                                                               104,832
                                                                                                ---------------
                                                                                                        209,759
                                                                                                ---------------

                  FINANCIAL--0.9%
          4,100   Euronet Worldwide, Inc.*                                                              106,682
                                                                                                ---------------

                  HEALTHCARE--2.1%
          3,500   AtheroGenics, Inc.*                                                                    82,460
         10,000   Theravance, Inc.*                                                                     179,000
                                                                                                ---------------
                                                                                                        261,460
                                                                                                ---------------

                  INDUSTRIALS--1.9%
          3,950   Florida Rock Industries, Inc.                                                         235,143
                                                                                                ---------------

                  MATERIALS--0.8%
          5,125   Nalco Holding Company*                                                                100,040
                                                                                                ---------------

                  TECHNOLOGY--4.3%
          2,500   Electronic Arts, Inc.                                                                 154,200
         11,000   EMC Corporation*                                                                      163,570
          1,500   Overstock.com, Inc.*                                                                  103,500
          6,712   Xerox Corporation*                                                                    114,171
                                                                                                ---------------
                                                                                                        535,441
                                                                                                ---------------

                  TOTAL COMMON STOCKS (COST $1,203,896)                                               1,480,445
                                                                                                ---------------

                  TOTAL INVESTMENTS (COST $10,419,529)                                   96.2%       11,875,435
                  OTHER ASSETS, LESS LIABILITIES                                          3.8           468,779
                                                                                       ------   ---------------
                  NET ASSETS                                                           100.00%  $    12,344,214
                                                                                       ======   ===============

----------
Value of investments are shown as a percentage of net assets.

* Non-income producing security.

144A--Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.

(a) Variable rate security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

        HALLMARK INVESTMENT SERIES--HALLMARK CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

ASSETS:
  Investments in securities, at value
    (cost $10,419,529)                                         $    11,875,435
  Cash                                                                 436,996
  Dividends and interest receivable                                     55,740
                                                               ---------------
    Total Assets                                                    12,368,171
                                                               ---------------
LIABILITIES:
  Comprehensive management fees payable                                 11,018
  Distribution (12b-1) fees payable                                      1,247
  Accrued expenses                                                      11,692
                                                               ---------------
    Total Liabilities                                                   23,957
                                                               ---------------
NET ASSETS (Notes 1 & 5)                                       $    12,344,214
                                                               ===============
COMPOSITION OF NET ASSETS:
  Capital Shares                                               $         1,314
  Paid-in capital                                                   11,278,293
  Distribution in excess of net investment income                     (150,531)
  Accumulated net realized loss on investments                        (240,768)
  Net unrealized appreciation
    of investments                                                   1,455,906
                                                               ---------------
NET ASSETS                                                     $    12,344,214
                                                               ===============
NET ASSET VALUE PER SHARE
  (offering and redemption price per share)
  Class I ($12,344,214/1,313,515 shares)                       $          9.40
                                                               ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                    $        69,931
  Interest                                                              32,207
                                                               ---------------
    Total Investment Income                                            102,138
                                                               ---------------
EXPENSES (Note 3):
   Comprehensive management fee                                         31,486
   Advisory Fees                                                        19,994
   Transfer agent fees                                                  10,557
   Legal expenses                                                        6,146
   Bookkeeping and pricing                                               5,894
   Trustees' fees and expenses                                           5,860
   Custodian fees                                                        4,396
   Adminstrator expense                                                  4,246
   Distribution expense                                                  3,999
   Independent accountants                                               3,094
   Insurance expense                                                     1,700
   Other                                                                 4,619
                                                               ---------------
    Total expenses before waiver                                       101,991
   Less: expenses waived (Note 3)                                      (22,520)
                                                               ---------------
    Net Expenses                                                        79,471
                                                               ---------------
    Net Investment Income                                               22,667
                                                               ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 1):
  Net realized loss on investments                                    (127,610)
  Net change in unrealized appreciation of investments                 648,297
                                                               ---------------
  Net realized and unrealized gain on investments                      520,687
                                                               ---------------
  Net Increase in Net Assets Resulting from Operations         $       543,354
                                                               ===============

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 AND YEAR ENDED JUNE 30, 2004
                                   (UNAUDITED)

                                                                 DECEMBER 31,       JUNE 30,
                                                                    2004              2004
                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                        $        22,667   $       182,664
  Net realized gain (loss) from investment transactions               (127,610)        1,447,955
  Capital gain distributions from regulated
    investment companies                                                    --            10,874
  Net change in unrealized appreciation on investments                 648,297             6,250
                                                               ---------------   ---------------
  Net increase in net assets resulting from operations                 543,354         1,647,743
                                                               ---------------   ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                               (228,322)         (295,179)
                                                               ---------------   ---------------
  Total dividends to shareholders                                     (228,322)         (295,179)
                                                               ---------------   ---------------
CAPITAL SHARES TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                         100,000           690,690
  Reinvestment of dividends                                            213,497           264,537
  Cost of shares redeemed                                           (2,078,539)       (3,585,884)
                                                               ---------------   ---------------
  Net decrease in net assets resulting from capital
    share transactions                                              (1,765,042)       (2,630,657)
                                                               ---------------   ---------------
  Net decrease in net assets                                        (1,450,010)       (1,278,093)

NET ASSETS:
  Beginning of period                                               13,794,224        15,072,317
                                                               ---------------   ---------------
  End of period (including undistributed net investment
    income of $0, and $55,124, respectively)                   $    12,344,214   $    13,794,224
                                                               ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hallmark Investment Series Trust (the "Trust") is a business trust formed under the laws of the state of Delaware. Prior to October 1, 2004, the Trust operated under the name "Trainer Wortham Funds." The Trust is comprised of three series, each a regulated investment company: Hallmark Convertible Securities Fund (formerly, Froley Revy Convertible Securities
     Fund), Hallmark First Mutual Fund (formerly, Trainer Wortham First Mutual
     Fund) and Hallmark Total Return Bond Fund (formerly, Trainer Wortham Total Return Bond Fund) (each a "Fund"; collectively, the "Funds"). Although each Fund is authorized to issue two classes of shares designated as Class R and Class I, the Hallmark Convertible Securities Fund had only Class I shares outstanding at December 31, 2004. The Trust has the right at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a diversified open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest authorized of $.001 par value per share. The accounting policies summarized below are consistently followed in the preparation of the Trust's financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Equity securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or be determined by such other method as the Funds' Board of Trustees (the "Trustees") shall determine in good faith to reflect its fair market value.

     Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available are valued at the fair market value as determined in good faith under procedures established by the Trustees.

     Debt securities (including convertible debt) having a maturity value greater than 60 days for which market quotations are readily available will be valued at the latest bid price for the Convertible Securities Fund and the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price.

     Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     The Funds may use pricing services in the determination of the value of portfolio securities. The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. In such instances, the security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

     MANAGEMENT'S USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on a trade date basis. Dividend income and distributions earned are recorded on the ex-dividend dates. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December. The characterization of dividends as either income or capital gain is determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. Investment income and fund level expenses, (expenses other than the comprehensive management and distribution fees) and realized and unrealized gains (losses) are allocated daily based upon the relative proportion of net assets of each class.

     FEDERAL INCOME TAXES

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     At June 30, 2004, the following Funds had capital loss carryforwards as follows:

     HALLMARK FIRST MUTUAL FUND:                                   AMOUNT           EXPIRES
                                                               ---------------   ---------------
                                                               $     2,212,978         6/30/2010
                                                                     2,976,848         6/30/2011
                                                               ---------------
                                                               $     5,189,826
                                                               ===============

     HALLMARK CONVERTIBLE SECURITIES FUND:                         AMOUNT           EXPIRES
                                                               ---------------   ---------------
                                                               $       113,158         6/30/2011
                                                               ===============

     BANK OVERDRAFTS

     During the six months ended December 31, 2004, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's Statement of Operations.

(2)  INVESTMENT ACTIVITY

     For the six months ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                                  AGGREGATE        AGGREGATE
        FUND                                                      PURCHASES          SALES
        ----                                                   ---------------   ---------------
        Hallmark First Mutual Fund                             $     8,245,334   $    10,021,589
        Hallmark Total Return Bond Fund                              2,746,463         3,683,258
        Hallmark Convertible Securities Fund                         7,275,641         9,422,104

     At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                                                   NET UNREALIZED
                                                                                                   APPRECIATION /
                                                  TAX BASIS COST   APPRECIATION     DEPRECIATION   (DEPRECIATION)
                                                  --------------   -------------    ------------   --------------
        Hallmark First Mutual Fund                 $ 17,574,007     $ 5,575,619      $ (109,050)     $ 5,466,569
        Hallmark Total Return Bond Fund              24,335,330         272,206        (206,426)          65,780
        Hallmark Convertible Securities Fund         10,419,529       1,511,319         (55,413)       1,455,906

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Effective October 1, 2004, Reserve Management Co., Inc. ("RMCI") serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust on behalf of each Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees who are not interested persons under the Investment Company Act (the "non-interested Trustees"), for which each Fund pay its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on the average daily net assets of each class, at the following rates:

        FUND                                                            CLASS R           CLASS I
        ----                                                            -------           -------
        Hallmark First Mutual Fund                                        1.30%             1.00%
        Hallmark Total Return Bond Fund                                   1.05%             1.00%
        Hallmark Convertible Securities Fund                              1.25%             1.00%

     Effective October 1, 2004, RMCI and the Trust have retained Trainer Wortham & Company, Inc. ("Trainer Wortham") to serve as the sub-adviser to the Hallmark First Mutual Fund and the Hallmark Total Return Bond Fund, and Froley Revy Investment Company, Inc. ("FroleyRevy") to serve as the Sub-adviser to the Hallmark Convertible Securities Fund. Under the general supervision of RMCI, Trainer Wortham and Froley Revy are responsible for the day-to-day investment decisions for their respective funds.

     RMCI will pay quarterly to the respective sub-adviser an annual fee of not less than 0.45%, 0.35% and 0.35% of the net assets of the shareholders of the Hallmark First Mutual Fund, Hallmark Total Return Bond Fund and Hallmark Convertible Securities Fund, respectively, existing as of September 30, 2004, and not less than 0.30% of the net assets of any new Class R shareholders of a Fund and not less than 0.20% of the net assets of any new Class I shareholders of a Fund subsequent to September 30, 2004.

     Prior to October 1, 2004, Trainer Wortham had served as the investment adviser for First Mutual Fund and Total Return Bond Fund pursuant to two separate investment advisory agreements and received an annual fee, accrued daily and paid monthly, of 0.75% and 0.45%, respectively, of the daily net assets of the those funds. Prior to October 1, 2004, Froley Revy had served as the investment adviser for the Convertible Securities Fund and Trainer Wortham served as sub-adviser to that Fund. Froley Revy received an annual fee, accrued daily and paid monthly, of 0.625% of the average daily net assets of the Fund. Trainer Wortham's sub-advisory fees were paid directly by Froley Revy and were not paid by the Fund. During the period July 1, 2004 through September 30, 2004, fees paid or payable by the Funds to Trainer Wortham and Froley Revy were accrued as shown in the table below. The fees shown did not include the Funds' administrative expenses.

     Prior to October 1, 2004, Trainer Wortham had contractually agreed, pursuant to an Operating Expense Agreement, to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Total Return Bond Fund to 1.00% of the Fund's average daily net assets during the period. Such waiver or reimbursement amounted to $20,961, and is reflected in the table below. During the same period, Froley Revy had contractually agreed to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Class A Shares and Class B Shares of the Convertible Securities Fund to 1.50% and 2.00%, respectively, of the Fund's average daily net assets. Such waivers and reimbursements amounted to $19,994 and $2,526, respectively, and are reflected in the table below.

                                                           FOR THE PERIOD JULY 1, 2004
                                                            THROUGH SEPTEMBER 30, 2004
                                                    -----------------------------------------
                                                                      AMOUNT
                                                                      OF FEE
                                                    GROSS FEES        WAIVERS       NET FEES
                                                     ACCRUED        AND EXPENSE       PAID
        FUND                                        TO ADVISER    REIMBURSEMENTS   TO ADVISER
        ----                                        ----------    --------------   ----------
        Total Return Bond Fund                       $ 29,546         $ 20,961       $ 8,585
        Convertible Securities Fund                  $ 19,994         $ 22,520       $     0

     The Operating Expense Agreement for each Fund provided that any fees waived and/or operating expenses reimbursed by Trainer Wortham and Froley Revy during a fiscal year of a Fund may be recouped by the respective adviser during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation.

     As of June 30, 2004, the Total Return Bond Fund had unrecouped fee waivers and/or expense reimbursements of $183,395, of which $62,183 can be recouped through June 30, 2005, $73,514 can be recouped through June 30, 2006, and $47,698 can be recouped through June 30, 2007. As of June 30, 2004, the Convertible Securities Fund had unrecouped fee waivers and/or expense reimbursements of $155,249, of which $42,236 can be recouped through June 30, 2005, $47,810 can be recouped through June 30,2006, and $65,203 can be recouped through June 30, 2007.

     Effective October 1, 2004, the Trust has adopted a distribution plan under Rule 12b-1 (the "Plan") and entered into a distribution agreement (the "Distribution Agreement") with respect to the Class R Shares of each Fund with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing financial consultants as its own expense and compensating broker-dealers who provide services in regard to the distribution of the Class R Shares of the Funds. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at an annual rate of 0.25% of the Class R's average daily net assets. Class I shares do not participate in the Plan. Certain Officers/Trustees of the Trust are also Officers of RMCI and RESRV.

     Prior to October 1, 2004, the Funds had Distribution Service Plans (the "Predecessor Plans") pursuant to Rule 12b-1 with respect to each class of shares offered by the First Mutual Fund and the Convertible Securities Fund in order to pay certain expenses associated with the distribution of shares. Each of the Predecessor Plans permitted the Fund to pay or to reimburse, as applicable, PFPC Distributors, Inc. ("PFPC Distributors"), the underwriter and distributor prior to October 1, 2004, for distribution and shareholder servicing expenses incurred by PFPC Distributors. Pursuant to the Predecessor Plan for the Class A Shares of the First Mutual Fund and the Convertible Securities Fund, a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund's/Class's assets was paid. Pursuant to the Predecessor Plan for the Convertible Securities Fund's Class B Shares, a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund's/Class's net assets was paid. For the period July 1, 2004 through September 30, 2004, First Mutual Fund and Convertible Securities Fund Class A accrued 12b-1 fees of $7,175 and $3,999, respectively. Convertible Securities Fund's Class A Shares were subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's then-current prospectus. Class B Shares of the Convertible Securities Fund were not offered.

(4)  CAPITAL SHARE TRANSACTIONS

     For the six months ended December 31, 2004, the capital share transactions of each Fund were as follows:

                                                              CLASS R                         CLASS I*
                                                   -----------------------------   -----------------------------
        HALLMARK FIRST MUTUAL FUND                    SHARES           AMOUNT         SHARES          AMOUNT
        --------------------------                 -------------   -------------   -------------   -------------
        Sold                                                 104   $       1,000          16,504   $     159,236
        Redeemed                                               0               0        (449,624)     (4,045,653)
                                                   -------------   -------------   -------------   -------------
        Net Increase (Decrease)                              104   $       1,000        (433,120)  $  (3,886,417)
                                                   =============   =============   =============   =============

                                                              CLASS R                         CLASS I*
                                                   -----------------------------   -----------------------------
        HALLMARK TOTAL RETURN BOND FUND               SHARES           AMOUNT         SHARES          AMOUNT
        -------------------------------            -------------   -------------   -------------   -------------
        Sold                                                  99   $       1,000          11,933   $     120,065
        Reinvested                                             0               0          40,518         406,028
        Redeemed                                               0               0        (152,905)     (1,530,460)
                                                   -------------   -------------   -------------   -------------
        Net Increase (Decrease)                               99   $       1,000        (100,454)  $  (1,004,367)
                                                   =============   =============   =============   =============

                                                              CLASS I*
                                                   -----------------------------
        HALLMARK CONVERTIBLE SECURITIES FUND           SHARES         AMOUNT
        ------------------------------------       -------------   -------------
        Sold                                              10,917   $     100,000
        Reinvested                                        22,688         213,497
        Redeemed                                        (235,509)     (2,078,539)
                                                   -------------   -------------
        Net Decrease                                    (201,904)  $  (1,765,042)
                                                   =============   =============

     For the year ended June 30, 2004, the Class A capital share transactions of each Fund were as follows:

                          TRAINER WORTHAM                   TRAINER WORTHAM               FROLEY, REVY CONVERTIBLE
                         FIRST MUTUAL FUND              TOTAL RETURN BOND FUND                 SECURITIES FUND
                  -------------------------------   -------------------------------   -------------------------------
                      SHARES           AMOUNT           SHARES           AMOUNT           SHARES           AMOUNT
                  --------------   --------------   --------------   --------------   --------------   --------------
Sold                     123,862   $    1,144,831          995,664   $   10,203,714           79,569   $      690,690
Reinvested                    --               --          101,538        1,028,984           29,657          264,537
Redeemed                (353,899)      (3,266,206)        (482,409)      (4,895,388)        (405,649)      (3,585,884)
                  --------------   --------------   --------------   --------------   --------------   --------------
Net Decrease            (230,037)  $   (2,121,375)         614,793   $    6,337,310         (296,423)  $   (2,630,657)
                  ==============   ==============   ==============   ==============   ==============   ==============

----------
* Totals for Class I shares include Class A share transactions of Trainer Wortham First Mutual Fund, Trainer Wortham Total Return Bond Fund and Froley, Revy Convertible Securities Fund during the period July 1, 2004 through September 30, 2004.

(5)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

                                                                                 CLASS I(1)
                                                ---------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                            YEARS ENDED JUNE 30,
                                                DECEMBER 31, --------------------------------------------------------------
                                                   2004         2004        2003(2)       2002         2001         2000
                                                ------------ ----------   ----------   ----------   ----------   ----------
     HALLMARK FIRST MUTUAL FUND
     Net asset value, beginning of period         $   9.51   $     8.18   $     8.91   $    11.52   $    20.05   $    16.54
                                                  --------   ----------   ----------   ----------   ----------   ----------
     Increase (decrease) from investment
       operations
         Net investment income (loss)                 0.02        (0.09)       (0.06)       (0.07)       (0.14)       (0.22)
         Net realized and unrealized gain (loss)      0.69         1.42        (0.67)       (2.29)       (6.04)        4.58
                                                  --------   ----------   ----------   ----------   ----------   ----------
     Total from investment operations                 0.71         1.33        (0.73)       (2.36)       (6.18)        4.36
                                                  --------   ----------   ----------   ----------   ----------   ----------
     Distributions from net realized capital
       gains                                            --           --           --        (0.25)       (2.35)       (0.85)
                                                  --------   ----------   ----------   ----------   ----------   ----------
     Net asset value, end of period               $  10.22   $     9.51   $     8.18   $     8.91   $    11.52   $    20.05
                                                  ========   ==========   ==========   ==========   ==========   ==========
     Total Return                                     7.47%       16.26%       (8.19)%     (20.71)%     (31.76)%      26.50%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)         $ 24,100   $   26,526   $   24,718   $   31,511   $   46,537   $   71,297
     Ratios of expenses to average net assets         1.06%*       1.84%        1.98%        1.67%        1.52%        1.59%
     Ratios of net investment income (loss)
       to average net assets                          0.59%*      (0.96)%      (0.82)%      (0.67)%      (0.98)%      (1.23)%
     Portfolio turnover rate                            38%          62%          65%          76%          51%          36%

                                                                                                                  CLASS R
                                                                                                               --------------
                                                                                                               FOR THE PERIOD
                                                                                                                   ENDED
                                                                                                                DECEMBER 31,
                                                                                                                   2004(3)
                                                                                                               --------------
     HALLMARK FIRST MUTUAL FUND
     Net asset value, beginning of period                                                                        $     9.60
                                                                                                                 ----------
     Increase (decrease) from investment operations
       Net investment income (loss)                                                                                    0.04
       Net realized and unrealized gain (loss)                                                                         0.57
                                                                                                                 ----------
     Total from investment operations                                                                                  0.61
                                                                                                                 ----------
     Distributions from net realized capital gains                                                                       --
                                                                                                                 ----------
     Net asset value, end of period                                                                              $    10.21
                                                                                                                 ==========
     Total Return                                                                                                      6.35%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)                                                                        $        1
     Ratio of expenses to average net assets                                                                           1.77%*
     Ratio of net investment income to average net assets                                                              2.97%*
     Portfolio turnover rate                                                                                             38%

----------
(1) Information shown for Class I shares includes Class A share activity for the Trainer Wortham First Mutual Fund during the period July 1, 2004 through September 30, 2004.
(2) Per share data is calculated using the average daily shares outstanding method.
(3)  The First Mutual Fund Class R commenced operations on November 9, 2004.
 *   Annualized.

                                                                                 CLASS I(1)
                                                ---------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                            YEARS ENDED JUNE 30,
                                                DECEMBER 31, --------------------------------------------------------------
                                                   2004         2004        2003(2)       2002         2001         2000
                                                ------------ ----------   ----------   ----------   ----------   ----------
     HALLMARK TOTAL RETURN BOND FUND
     Net asset value, beginning of period         $   9.97   $    10.47   $    10.06   $    10.13   $     9.71   $     9.96
                                                  --------   ----------   ----------   ----------   ----------   ----------
     Increase (decrease) from investment
       operations
       Net investment income (loss)                   0.18         0.33         0.46         0.56         0.52         0.52
       Net realized and unrealized gain
         (loss)                                       0.02        (0.40)        0.44         0.01         0.43        (0.20)
                                                  --------   ----------   ----------   ----------   ----------   ----------
     Total from investment operations                 0.20        (0.07)        0.90         0.57         0.95         0.32
                                                  --------   ----------   ----------   ----------   ----------   ----------
     Dividends from net investment income            (0.18)       (0.35)       (0.47)       (0.55)       (0.53)       (0.52)
     Distributions from net realized
       capital gains                                    --        (0.08)       (0.02)       (0.09)          --        (0.05)
                                                  --------   ----------   ----------   ----------   ----------   ----------
     Total distributions                             (0.18)       (0.43)       (0.49)       (0.64)       (0.53)       (0.57)
                                                  --------   ----------   ----------   ----------   ----------   ----------
     Net asset value, end of period               $   9.99   $     9.97   $    10.47   $    10.06   $    10.13   $     9.71
                                                  ========   ==========   ==========   ==========   ==========   ==========
     Total Return                                     1.12%       (0.58)%       9.15%        5.78%        9.94%        3.31%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)         $ 25,194   $   26,136   $   21,001   $   23,056   $   27,893   $   19,332
     Ratios of expenses to average net
       assets:
       before reimbursement of expenses
         by Adviser                                   1.20%*       1.18%        1.34%        1.25%        1.10%        1.38%
       after reimbursement of expenses
         by Adviser                                   1.04%*       1.00%        1.00%        1.00%        0.99%        0.98%
     Ratios of net investment income to
       average net assets:
       before reimbursement of expenses
         by Adviser                                   3.42%*       3.12%        4.13%        4.92%        5.23%        4.89%
       after reimbursement of expenses
         by Adviser                                   3.59%*       3.50%        4.47%        5.17%        5.34%        5.29%
     Portfolio turnover rate                             7%          52%          41%          26%          57%          16%

                                                                                                                  CLASS R
                                                                                                               --------------
                                                                                                               FOR THE PERIOD
                                                                                                                   ENDED
                                                                                                                DECEMBER 31,
                                                                                                                   2004(3)
                                                                                                               --------------
     HALLMARK TOTAL RETURN BOND FUND
     Net asset value, beginning of period                                                                        $    10.06
                                                                                                                 ----------
     Increase (decrease) from investment operations
       Net investment income (loss)                                                                                    0.05
       Net realized and unrealized gain (loss)                                                                        (0.04)
                                                                                                                 ----------
     Total from investment operations                                                                                  0.01
                                                                                                                 ----------
     Distributions from net realized capital gains                                                                       --
                                                                                                                 ----------
     Net asset value, end of period                                                                              $    10.07
                                                                                                                 ==========
     Total Return                                                                                                      0.10%
     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)                                                                        $        1
     Ratios of expenses to average net assets                                                                          1.45%*
     Ratios of net investment income (loss) to average net assets                                                      3.18%*
     Portfolio turnover rate                                                                                              7%

----------
(1) Information shown for Class I shares includes Class A share activity for the Trainer Wortham Total Return Bond Fund during the period July 1, 2004 through September 30, 2004.
(2) Per share data is calculated using the average daily shares outstanding method.
(3)  The Total Return Bond Fund Class R commenced operations on November 9,
     2004.
*    Annualized.

                                                                          CLASS I(1)
                                                --------------------------------------------------------------
                                                SIX MONTHS                                           PERIOD
                                                  ENDED               YEARS ENDED JUNE 30,            ENDED
                                                DECEMBER 31, ------------------------------------    JUNE 30,
                                                   2004         2004        2003(3)       2002       2001(2)
                                                -----------  ----------   ----------   ----------   ----------
     HALLMARK CONVERTIBLE SECURITIES FUND
     Net asset value, beginning of period         $   9.10   $     8.32   $     8.04   $     8.98   $    10.00
                                                  --------   ----------   ----------   ----------   ----------
     Increase (decrease) from investment
       operations
       Net investment income (loss)                   0.02         0.12         0.18         0.21         0.21
       Net realized and unrealized gain
         (loss)                                       0.46         0.85         0.26        (0.88)       (0.80)
                                                  --------   ----------   ----------   ----------   ----------
     Total from investment operations                 0.48         0.97         0.44        (0.67)       (0.59)
                                                  --------   ----------   ----------   ----------   ----------
     Dividends from net investment income            (0.18)       (0.19)       (0.16)       (0.24)       (0.13)
     Distributions from net realized capital
       gains                                            --           --           --        (0.03)       (0.30)
                                                  --------   ----------   ----------   ----------   ----------
     Total distributions                             (0.18)       (0.19)       (0.16)       (0.27)       (0.43)
                                                  --------   ----------   ----------   ----------   ----------
     Net asset value, end of period               $   9.40   $     9.10   $     8.32   $     8.04   $     8.98
                                                  ========   ==========   ==========   ==========   ==========
     Total Return (4)                                 5.18%       11.69%        5.64%       (7.53)%      (5.58)%+

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)         $ 12,344   $   13,794   $   15,072   $   16,837   $   14,730
     Ratios of expenses to average net
       assets:
       before reimbursement of expenses by
          Adviser                                     1.63%*       1.95%        1.82%        1.78%        1.95%*
       after reimbursement of expenses by
         Adviser                                      1.27%*       1.50%        1.50%        1.50%        1.50%*
     Ratios of net investment income to
       average net assets:
       before reimbursement of expenses by
         Adviser                                      0.00%*       0.81%        1.93%        2.44%        2.30%*
       after reimbursement of expenses by
         Adviser                                      0.36%*       1.26%        2.25%        2.72%        2.75%*
     Portfolio turnover rate                            60%          87%          87%         101%         159%+

----------
(1) Information shown for Class I shares includes Class A share activity for the Froley, Revy Convertible Securities Fund during the period July 1, 2004 through September 30, 2004.
(2)  The Convertible Securities Fund commenced operations on August 28, 2000.
(3) Per share data is calculated using the average daily shares outstanding method.
(4) Total returns shown above do not reflect the impact of sales loads imposed on Class A share transactions of the Froley, Revy Convertible Securities Fund.
*    Annualized.
+    Since inception, not annualized.

(6)  DISTRIBUTIONS TO SHAREHOLDERS

     Income and long-term capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     The dividends and distributions paid during the six months ended December 31, 2004 and the year ended June 30, 2004 were as follows:

                                                                            HALLMARK TOTAL
                                                                           RETURN BOND FUND
                                                                    ---------------------------------
                                                                      SIX MONTHS           YEAR
                                                                         ENDED            ENDED
                                                                      DECEMBER 31,       JUNE 30,
                                                                          2004             2004
                                                                    ---------------   ---------------
     DISTRIBUTIONS PAID FROM:
       Ordinary Income                                              $       455,675   $       898,155
       Long-term capital gain                                                    --           234,577
                                                                    ---------------   ---------------
     Total Distribution                                             $       455,675   $     1,132,732
                                                                    ===============   ===============

                                                                                 HALLMARK
                                                                       CONVERTIBLE SECURITIES FUND
                                                                    ---------------------------------
                                                                      SIX MONTHS          YEAR
                                                                         ENDED            ENDED
                                                                      DECEMBER 31,       JUNE 30,
                                                                         2004              2004
                                                                    ---------------   ---------------
     DISTRIBUTIONS PAID FROM:
       Ordinary Income                                              $       228,322   $       295,179
                                                                    ---------------   ---------------
     Total Distribution                                             $       228,322   $       295,179
                                                                    ===============   ===============

     As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                        FIRST             TOTAL          CONVERTIBLE
                                                                        MUTUAL            RETURN         SECURITIES
                                                                         FUND            BOND FUND           FUND
                                                                    ---------------   ---------------   ---------------
     Undistributed ordinary income                                  $            --   $         2,707   $       130,897
     Post-October losses deferred                                                --          (230,587)               --
     Capital loss carryforwards                                          (5,189,826)               --          (113,158)
     Unrealized appreciation/(depreciation)
       of investments                                                     3,063,059           (13,915)          731,836
                                                                    ---------------   ---------------   ---------------
       Distributable earnings                                       $    (2,126,767)  $      (241,795)  $       749,575
                                                                    ===============   ===============   ===============

     The primary difference between book basis and tax basis distributable earnings, if any, the tax accrual of income on contigent convertible debt securities and the treatment of short-term capital gains as ordinary income for tax purposes.

                        MATTERS SUBMITTED TO SHAREHOLDERS

At a special meeting of shareholders held on September 22, 2004, shareholders were asked to vote on the following: (1) Nomination of new Trustees; (2) a new Investment Management Agreement between the Trust and RMCI on behalf of Trainer Wortham First Mutual Fund, Trainer Wortham Total Return Bond Fund and Froley, Revy Convertible Securities Fund; (3) Proposal to permit RMCI to enter into, terminate or materially change agreements with sub-advisers on behalf of each Fund without obtaining shareholder approval; (4) a new Sub-Investment Management Agreement between RMCI and Trainer Wortham & Company, Inc. ("Trainer Wortham") on behalf of Trainer Wortham First Mutual Fund; (5) a new Sub-Investment Management Agreement between RMCI and Trainer Wortham on behalf of Trainer Wortham Total Return Bond Fund; and (6) a new Sub-Investment Management Agreement between RMCI and Froley, Revy Investment Company, Inc. on behalf of Froley, Revy Convertible Securities Fund.

The results of these votes were as follows:

Record Date                                         August 11, 2004
Record Date Shares                                  6,563,801.872

Proposal 1:    Election of Trustees.

                                                                         PERCENT OF
                                               SHARES VOTED          SHARES OUTSTANDING     PERCENT OF SHARES VOTED
                                               ------------          ------------------     -----------------------
BRUCE R BENT
For                                            4,423,244.560              67.388%                   95.626%
Withheld                                         202,306.832               3.082%                    4.374%
Total                                          4,625,551.392              70.471%                  100.000%

EDWIN EHLERT JR.
For                                            4,423,046.456              67.385%                   95.622%
Withheld                                         202,504.936               3.085%                    4.378%
Total                                          4,625,551.392              70.471%                  100.000%

PATRICK J FOYE
For                                            4,423,475.933              67.392%                   95.631%
Withheld                                         202,075.459               3.079%                    4.369%
Total                                          4,625,551.392              70.471%                  100.000%

DONALD J HARRINGTON
For                                            4,423,926.871              67.399%                   95.641%
Withheld                                         201,624.521               3.072%                    4.359%
Total                                          4,625,551.392              70.471%                  100.000%

WILLIAM J MONTGORIS
For                                            4,423,884.267              67.398%                   95.640%
Withheld                                         201,667.125               3.072%                    4.360%
Total                                          4,625,551.392              70.471%                  100.000%

WILLIAM E VIKLUND
For                                            4,423,926.871              67.399%                   95.641%
Withheld                                         201,624.521               3.072%                    4.359%
Total                                          4,625,551.392              70.471%                  100.000%

In addition to the above, Messrs. Joseph Donnelly and Frank Stalzer serve as Trustees of the Trust.

Proposal 2:    Approval of a new Investment Management Agreement to be entered into between the Trust and RMCI on behalf of Hallmark First
               Mutual Fund formerly, Trainer Wortham First Mutual Fund, Hallmark
               Total Return Bond Fund formerly, Trainer Wortham Total Return
               Bond Fund and Hallmark Convertible Securities Fund formerly,
               Froley, Revy Convertible Securities Fund.

                                                                         PERCENT OF
                                               SHARES VOTED          SHARES OUTSTANDING     PERCENT OF SHARES VOTED
                                               ------------          ------------------     -----------------------
For                                            4,079,675.975              62.154%                   88.199%
Against                                           12,130.703               0.185%                    0.262%
Abstain                                          212,737.714               3.241%                    4.599%
Broker Non-Vote                                  321,007.000               4.891%                    6.940%
Total                                          4,625,551.392              70.471%                  100.000%

Proposal 3:    Approval of Proposal to permit RMCI to enter into or materially change Agreements with Sub-Advisers on behalf of the Funds without obtaining Shareholder Approval.

                                                                         PERCENT OF
                                               SHARES VOTED          SHARES OUTSTANDING     PERCENT OF SHARES VOTED
                                               ------------          ------------------     -----------------------
For                                            4,041,171.115              61.568%                   87.366%
Against                                           36,258.135               0.552%                    0.784%
Abstain                                          227,115.142               3.460%                    4.910%
Broker Non-Vote                                  321,007.000               4.891%                    6.940%
Total                                          4,625,551.392              70.471%                  100.000%

Proposal 4:    Approval of a New Sub-Investment Management Agreement for
               Hallmark First Mutual Fund (formerly, Trainer Wortham First
               Mutual Fund).

                                                                         PERCENT OF
                                               SHARES VOTED          SHARES OUTSTANDING     PERCENT OF SHARES VOTED
                                               ------------          ------------------     -----------------------
For                                            1,395,096.547              56.245%                   97.621%
Against                                            9,589.395               0.387%                    0.671%
Abstain                                           24,403.434               0.984%                    1.708%
Total                                          1,429,089.376              57.616%                  100.000%

Proposal 5:    Approval of a New Sub-Investment Management Agreement for
               Hallmark Total Return Bond Fund (formerly, Trainer Wortham Total
               Return Bond Fund).

                                                                         PERCENT OF
                                               SHARES VOTED          SHARES OUTSTANDING     PERCENT OF SHARES VOTED
                                               ------------          ------------------     -----------------------
For                                            1,892,952.589              73.671%                   90.730%
Against                                            2,648.149               0.103%                    0.127%
Abstain                                          190,749.000               7.424%                    9.143%
Total                                          2,086,349.738              81.198%                  100.000%

Proposal 6:    Approval of a New Sub-Investment Management Agreement for
               Hallmark Convertible Securities Fund (formerly, Froley Revy
               Convertible Securities Fund).

                                                                         PERCENT OF
                                               SHARES VOTED          SHARES OUTSTANDING     PERCENT OF SHARES VOTED
                                               ------------          ------------------     -----------------------
For                                            1,109,278.763              73.270%                   99.925%
Against                                              833.515               0.055%                    0.075%
Abstain                                                   --               0.000%                    0.000%
Total                                          1,110,112.278              73.325%                  100.000%

As a result of the above proposals being approved by the shareholders, the name of the Trust was changed to Hallmark Investment Series Trust and the names of Trainer Wortham First Mutual Fund, Trainer Wortham Total Return Bond Fund and Froley, Revy Convertible Securities Fund were changed to Hallmark First Mutual Fund, Hallmark Total Return Bond Fund and Hallmark Convertible Securities Fund, respectively.

                                 EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at July 1, 2004 and held for the entire period ending December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         BEGINNING ACCOUNT VALUE  ENDING ACCOUNT VALUE
                                              JULY 1, 2004          DECEMBER 31, 2004    EXPENSES PAID DURING PERIOD*
                                         -----------------------  --------------------   ----------------------------
HALLMARK FIRST MUTUAL CLASS R
Actual                                         $ 1,000.00              $   991.10                  $ 8.90
Hypothetical                                   $ 1,000.00              $ 1,016.24                  $ 8.97

* Expenses are equal to the Fund's annualized expense ratio of 1.77%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

HALLMARK FIRST MUTUAL CLASS I

Actual                                         $ 1,000.00              $   994.67                  $ 5.33
Hypothetical                                   $ 1,000.00              $ 1,019.81                  $ 5.38

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

HALLMARK TOTAL RETURN BOND CLASS R

Actual                                         $ 1,000.00              $   992.71                 $ 7.29
Hypothetical                                   $ 1,000.00              $ 1,012.85                 $ 7.35

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

HALLMARK TOTAL RETURN BOND CLASS I

Actual                                         $ 1,000.00              $   994.77                 $ 5.23
Hypothetical                                   $ 1,000.00              $ 1,019.91                 $ 5.28

* Expenses are equal to the Fund's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

HALLMARK CONVERTIBLE SECURITIES CLASS I

Actual                                         $ 1,000.00              $   993.62                  $ 6.38
Hypothetical                                   $ 1,000.00              $ 1,018.75                  $ 6.44

* Expenses are equal to the Fund's annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                  AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's sub-adviser. Each sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Funds' investment adviser, RMCI, receives periodic reports from each sub-adviser to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE

1250 Broadway, New York, NY 10001-3701
888-823-2867

GENERAL INFORMATION AND 24-HOUR PRICE AND PERFORMANCE INFORMATION
888-823-2867 - www.hallmarkfunds.com

This Literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

HALLMARK/SEMI-ANNUAL 12/04

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as
Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Hallmark Investment Series Trust

By:  /s/ Bruce R. Bent
     -----------------
     Name: Bruce R. Bent
     Title: Chairman and CEO

Date: March 11, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Bruce R. Bent
     -----------------
     Name: Bruce R. Bent
     Title: Chairman and CEO


Date: March 11, 2005


By:  /s/ Arthur T. Bent III
     ----------------------
     Name: Arthur T. Bent III
     Title: Treasurer (Principal Financial Officer)

Date: March 9, 2005